Debt and Capital Lease Obligations (Unitymedia KabelBW Exchange and Special Optional Redemptions) (Schedule and Footnotes) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	May. 04, 2012 USD ($)	Apr. 30, 2012
Debt Instrument [Line Items]
Principal amount outstanding		$ 44,612.2
KBW Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding			$ 2,986.7
Principal amount exchanged pursuant to the Unitymedia KabelBW Exchange			2,748.4
Principal amount redeemed pursuant to the Special Optional Redemptions			238.3
KBW Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding	€ 680.0		890.0
Principal amount exchanged pursuant to the Unitymedia KabelBW Exchange	618.0		808.8
Principal amount redeemed pursuant to the Special Optional Redemptions	62.0		81.2
Stated interest rate of debt				9.50%
KBW Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding	800.0		1,047.0
Principal amount exchanged pursuant to the Unitymedia KabelBW Exchange	735.1		962.1
Principal amount redeemed pursuant to the Special Optional Redemptions	64.9		84.9
Stated interest rate of debt				7.50%
KBW Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding		500.0	500.0
Principal amount exchanged pursuant to the Unitymedia KabelBW Exchange		459.3	459.3
Principal amount redeemed pursuant to the Special Optional Redemptions		$ 40.7	40.7
Stated interest rate of debt				7.50%
KBW Senior Secured Floating Rate Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding	420.0		549.7
Principal amount exchanged pursuant to the Unitymedia KabelBW Exchange	395.9		518.2
Principal amount redeemed pursuant to the Special Optional Redemptions	€ 24.1		$ 31.5
UM Senior Secured Floating Rate Exchange Notes [Member]
Debt Instrument [Line Items]
Description of variable rate basis	EURIBOR
Basis spread on variable rate	4.25%